Goodwill and Other Intangible Assets (Summary of Goodwill by Groups of Cash Generating Unit) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	$ 12,114	$ 12,368
South America Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill		348
Groups of Cash-generating units [Member] | Potash [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	154	154
Groups of Cash-generating units [Member] | Nitrogen [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	4,389	4,389
Groups of Cash-generating units [Member] | North America Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	6,981	6,898
Groups of Cash-generating units [Member] | International Retail [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Goodwill	$ 590	$ 927